Employees and Personnel Costs - Other Remuneration (Details) kr in Thousands	12 Months Ended
Dec. 31, 2023 SEK (kr) age
Employees and Personnel Costs
Pension obligations	kr 0
Vesting period	1 year
Board
Employees and Personnel Costs
Severance payment	kr 0
Previous payments of executive remuneration that have not been due	kr 0
Other executive management
Employees and Personnel Costs
Age of retirement | age	65
Minimum | Executive management
Employees and Personnel Costs
Mutual notice period	3 months
Minimum | Other executive management | Sweden
Employees and Personnel Costs
Percentage of pension commitments	15.00%
Maximum | Board
Employees and Personnel Costs
Annual fixed remuneration	60.00%
Maximum | Executive management
Employees and Personnel Costs
Mutual notice period	12 months
Maximum | CEO
Employees and Personnel Costs
Annual fixed remuneration	60.00%
Maximum | Other executive management | Sweden
Employees and Personnel Costs
Percentage of pension commitments	20.00%
Parent Company | CEO
Employees and Personnel Costs
Age of retirement | age	65
Percentage of pension premium based on salary	20.00%
Notice period	6 months